Inventories	6 Months Ended
Mar. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31,	September 30,
	2024	2023
	(Unaudited)
Raw materials	$7,622,283	$9,016,981
Work in process	904	-
Finished goods	5,079,193	5,133,030
Goods in transit	159,493	1,714,861
Inventory provision	(1,739,721)	(1,445,947)
Total inventories, net	$11,122,152	$14,418,925

Goods in transit of $159,493 and $1,714,861 as of March 31, 2024 and September 30, 2023 refer to the inventory items that have been shipped out from the Company but yet to be received by the Company’s customers or the designated shipping points. For sales from domestic customers, control of the product is transferred to the customer upon delivery. For sales from international customers, the Company sells its products primarily under FOB shipping point term and control of the product is transferred upon delivery to the designated shipping point.

For the six months ended March 31, 2024 and 2023, the Company recorded an inventory provision of $293,774 and $224,461, respectively, presented in cost of sales in the Company’s statement of income and comprehensive income.